Long-Term Debt and Financial Liabilities, $50.0 Million Term Loan Facility (Details) - $50.0 Million Term Loan Facility [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) Installment	Oct. 13, 2025 USD ($) Subsidiary
Long-Term Debt [Abstract]
Number of ship-owning subsidiaries entering into term loan facility | Subsidiary		4
Face amount	$ 50,000,000	$ 50,000,000
Term of loan	5 years
Number of payment installments | Installment	20
Frequency of periodic payment	quarterly
Installment payment	$ 950,000
Balloon installment payable at maturity	$ 31,000,000
Maturity date	Oct. 24, 2030
Minimum liquidity	$ 1,000,000
Maximum leverage ratio	0.70
Minimum free cash maintenance requirement per vessel	$ 500,000